Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
CIK	dei_EntityCentralIndexKey	0000353905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2025
Effective Date	dei_DocumentEffectiveDate	Apr. 15, 2025
Prospectus Date	rr_ProspectusDate	Apr. 15, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A